Selected Quarterly Financial Data (Parenthetical) (Detail) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Quarterly Financial Information Disclosure [Abstract]
Weighted average common shares outstanding	500	[1]	500	[1],[2]	500	[1],[2]

[1]	The weighted average shares outstanding for both basic and diluted earnings per share for all periods presented was calculated using 500 million shares of Class A and Class B common stock outstanding, which was the number of Zoetis Inc. shares outstanding at the time of the initial public offering, which was completed on February 6, 2013. There were no Zoetis restricted stock units, stock options or performance shares outstanding prior to the initial public offering.
[2]	Includes revenues and expenses from acquisitions from the acquisition date, see Note 2. Basis of Presentation and Note 4. Acquisitions, Divestitures and Certain Investments.